Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
1-3 Year Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 6.75% , 08/15/26 ..... USD 23,165 $ 24,174,432
U.S. Treasury Notes
1.00% , 12/15/24
(a)
................. 3,054 3,050,175
1.13% , 01/15/25
(a)
................. 6,342 6,315,691
2.50% , 01/31/25 - 03/31/27 ........... 270,577 262,108,899
4.13% , 01/31/25 - 11/15/27 ........... 1,605,467 1,604,498,949
1.50% , 02/15/25
(a)
................. 3,448 3,426,623
2.00% , 02/15/25 - 11/15/26 ........... 333,677 320,428,517
1.13% , 02/28/25 - 02/28/27 ........... 395,953 373,532,858
2.75% , 02/28/25 - 07/31/27 ........... 483,174 467,711,616
4.63% , 02/28/25 - 06/15/27 ........... 2,131,596 2,145,657,421
1.75% , 03/15/25 - 12/31/26 ........... 143,164 136,375,132
0.50% , 03/31/25 - 10/31/27 ........... 1,123,687 1,022,416,318
2.63% , 03/31/25
(a)
................. 556 552,435
3.88% , 03/31/25 - 11/30/27 ........... 1,300,664 1,293,451,791
2.63% , 04/15/25 - 05/31/27 ........... 381,080 367,732,645
2.88% , 04/30/25 - 07/31/25 ........... 23,588 23,391,440
2.13% , 05/15/25 - 05/31/26 ........... 164,108 159,226,986
0.25% , 05/31/25 - 10/31/25 ........... 59,869 58,013,068
4.25% , 05/31/25 - 03/15/27 ........... 904,923 905,957,538
3.00% , 07/15/25 - 10/31/25 ........... 38,439 38,017,327
5.00% , 08/31/25 - 09/30/25 ........... 27,390 27,503,533
3.50% , 09/15/25 - 09/30/26 ........... 149,410 147,549,526
2.25% , 11/15/25 - 11/15/27 ........... 811,876 777,025,483
4.50% , 11/15/25 - 05/15/27 ........... 1,296,083 1,303,839,220
4.88% , 11/30/25 - 05/31/26 ........... 158,605 159,930,093
4.00% , 12/15/25 - 01/15/27 ........... 1,926,560 1,919,619,265
0.75% , 03/31/26 - 08/31/26 ........... 1,575,414 1,495,139,523
3.75% , 04/15/26 - 08/15/27 ........... 940,550 932,861,684
1.63% , 05/15/26 - 11/30/26 ........... 675,478 646,417,635
3.63% , 05/15/26 .................. 384,835 381,422,298
0.88% , 06/30/26 - 09/30/26 ........... 575,443 543,450,049
1.88% , 06/30/26 - 02/28/27 ........... 557,270 533,655,365
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.63% , 07/31/26 - 11/30/27 ........... USD 614,046 $ 567,225,293
4.38% , 07/31/26 - 07/15/27 ........... 1,322,898 1,327,478,609
1.50% , 08/15/26 - 01/31/27 ........... 611,526 581,572,832
1.38% , 08/31/26 .................. 147,542 140,539,708
1.25% , 11/30/26 - 12/31/26 ........... 721,660 680,744,918
3.25% , 06/30/27 .................. 235,026 230,022,322
0.38% , 07/31/27 - 09/30/27 ........... 448,742 405,200,949
3.13% , 08/31/27 .................. 261,437 254,645,669
3.38% , 09/15/27 .................. 317,987 311,825,610
Total Long-Term Investments — 98 .9%
(Cost: $ 22,569,873,330 ) ............................ 22,583,709,445
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.62%
(b) (c) (d)
................ 76,909,931 76,909,931
Total Short-Term Securities — 0 .3%
(Cost: $ 76,909,931 ) ............................... 76,909,931
Total Investments — 99 .2%
(Cost: $ 22,646,783,261 ) ............................ 22,660,619,376
Other Assets Less Liabilities — 0.8% .................... 188,205,201
Net Assets — 100.0% ...............................
$ 22,848,824,577
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 468,836,072 $ — $ (391,926,141)
(a)
$ — $ — $ 76,909,931 76,909,931 $ 2,491,572
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
1-3 Year Treasury Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 22,583,709,445 $ — $ 22,583,709,445
Short-Term Securities
Money Market Funds ...................................... 76,909,931 — — 76,909,931
$ 76,909,931 $ 22,583,709,445 $ — $ 22,660,619,376
Currency Abbreviation
USD United States Dollar